Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Convertible debt, fair value disclosures	$ 66,390	$ 40,370	$ 56,743
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	93,105,059	92,827,281	92,085,974
Common stock, shares outstanding	93,105,059	92,827,281	92,085,974